Revenues (Details) - Schedule of company’s contract liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company's Contract Liabilities [Abstract]
Balance at beginning of year	$ 108	$ 2,649
Deferred revenue relating to new sales	49	1,370
De recognition upon deconsolidation of ScoutCam (note 4C)		(1,511)
Revenue recognition during the period	(108)	(2,400)
Balance at end of year	$ 49	$ 108